Organization and nature of operations (Tables)	12 Months Ended
Dec. 31, 2023
Organization and nature of operations
Schedule of company's principal subsidiaries and consolidated VIEs

As of December 31, 2023, the Company’s principal subsidiaries and the consolidated VIE are as follows:

			Equity
	Place of	Date of	economic	Principal
Name of subsidiaries and consolidated VIE	incorporation	incorporation	interest held	activities
Subsidiaries:
Smart Share International Limited	Hong Kong, China	August 15,2017	100%	Investment holding
Zhixiang Technology (Shanghai) Co., Ltd. (“Zhixiang WFOE”)	PRC	June 23,2017	100%	Mobile device charging business
Zhixiang Investment Co., Ltd. (“Zhixiang Investment WFOE”)	PRC	February 26,2021	100%	Investment holding
Zhitong (Xinyi) Technology Co., Ltd. (“Zhitong”)	PRC	March 22, 2021	100%	Mobile device charging business
Zhilang Technology (Tianjin) Co., Ltd.	PRC	April 1,2021	100%	Mobile device charging business
Zhisheng Technology (Tianjin) Co., Ltd.	PRC	June 28,2021	100%	Research and development function
Consolidated VIE
Shanghai Zhixiang Technology Co., Ltd. (“Shanghai Zhixiang”)	PRC	April 28,2017	100%	Research and development function

Schedule of assets, liabilities, results of operations and changes in cash and cash equivalents of the consolidated VIEs

	As of December 31,
	2022	2023
	RMB	RMB
Cash and cash equivalents	90	107
Prepayments and other current assets	4,473	4,054
Amounts due from non-VIE subsidiaries of the Company	591,174	594,166
Total current assets	595,737	598,327
Other non-current assets	6	6
Total non-current assets	6	6
Total assets	595,743	598,333

Salary and welfare payable	2,376	731
Tax payable	7,442	8,003
Amounts due to non-VIE subsidiaries of the Company	442,819	441,540
Accruals and other current liabilities	544	13
Total current liabilities	453,181	450,287
Total liabilities	453,181	450,287

Total shareholders’ equity	142,562	148,046

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Third party revenues	16,386	11	9
Inter-company service charge (a)	103,948	2,554	15,200
Third-party costs and expenses	(66,477)	(10,015)	(4,190)
Other operating loss	(11,359)	(1,566)	(6,143)
Income from non-operations	—	8	1
Income/(loss) before income tax expense	42,498	(9,008)	4,877
Less: Income tax expense	(3,914)	—	—
Net income/(loss)	38,584	(9,008)	4,877

	Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Intercompany payments from service charge	(18,255)	(6,500)	(1,305)
Intercompany receipts from service charge	88,000	14,600	13,310
Operating activities with external parties	(73,720)	(8,616)	(11,988)
Net cash (used in)/generated from operating activities	(3,975)	(516)	17
Net (decrease)/increase in cash and cash equivalents	(3,975)	(516)	17

For the years ended December 31, 2021, 2022 and 2023, there was no cash generated from or used in investing and financing activities of the consolidated VIEs.

Note (a) — For the periods presented, Shanghai Zhixiang was used primarily to facilitate the Group’s internal research and development functions with no material external operations. In consideration for its service, Zhixiang WFOE and Zhitong pay service fees to Shanghai Zhixiang. The service fees are determined by Zhixiang WFOE and Zhitong based on the nature and cost of the research and development activities of Shanghai Zhixiang, which is adjusted and evaluated on periodical basis.